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                                SUPPLEMENT NO. 1
                            DATED FEBRUARY 28, 2003
                   TO THE PROSPECTUSES DATED OCTOBER 28, 2002
                    FOR THE TIAA-CREF LIFE INSURANCE COMPANY
                            PERSONAL ANNUITY SELECT
               INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS AND
                   SINGLE PREMIUM IMMEDIATE ANNUITY CONTRACTS

HIGHER MORTALITY AND EXPENSE RISK CHARGE

Beginning July 1, 2003, the annual mortality and expense risk charge deducted under your contract will go up from 0.10% to 0.40% of average account value. TIAA-CREF Life will implement this change by reducing the size of its fee waiver from 0.90% to 0.60%, as shown below.

     SEPARATE ACCOUNT ANNUAL EXPENSES
       (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

                                     MAXIMUM                              FEE WAIVER      CHARGES
                                   CONTRACTUAL   CURRENT FEE   CURRENT    EFFECTIVE      EFFECTIVE
                                      FEES         WAIVER      CHARGES   JULY 1, 2003   JULY 1, 2003
                                   -----------   -----------   -------   ------------   ------------
MORTALITY AND EXPENSE RISK
  CHARGE.........................     1.00%         0.90%        0.10%      0.60%          0.40%
ADMINISTRATIVE EXPENSE CHARGE....     0.20%         0.00%        0.20%      0.00%          0.20%
TOTAL SEPARATE ACCOUNT ANNUAL
  CHARGES........................     1.20%         0.90%        0.30%      0.60%          0.60%

Total separate account and fund annual expenses on each investment account will be as follows:

     TOTAL SEPARATE ACCOUNT AND FUND ANNUAL EXPENSES*

                                                                         EFFECTIVE
                                                              CURRENT   JULY 1, 2003
                                                              -------   ------------
GROWTH EQUITY...............................................   0.55%       0.85%
GROWTH & INCOME.............................................   0.53%       0.83%
INTERNATIONAL EQUITY........................................   0.59%       0.89%
LARGE-CAP VALUE.............................................   0.54%       0.84%
SMALL-CAP EQUITY............................................   0.40%       0.70%
STOCK INDEX.................................................   0.36%       0.66%
REAL ESTATE SECURITIES......................................   0.55%       0.85%
SOCIAL CHOICE EQUITY........................................   0.37%       0.67%

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     * If TIAA-CREF Life imposed the full amount of the administrative expense and mortality and expense risk charges, total annual separate account and fund expenses would be 1.45% for the Growth Equity Account, 1.43% for the Growth & Income Account, 1.49% for the International Equity Account, 1.44% for the Large-Cap Value Account, 1.30% for the Small-Cap Equity Account, 1.26% for the Stock Index Account, 1.45% for the Real Estate Securities Account, and 1.27% for the Social Choice Equity Account.